Expense Example - Western Asset Management U.S. Government Portfolio	Apr. 30, 2021 USD ($)
Class A
Expense Example:
Expense Example, with Redemption, 1 Year	$ 49
Expense Example, with Redemption, 3 Years	161
Expense Example, with Redemption, 5 Years	282
Expense Example, with Redemption, 10 Years	638
Class B
Expense Example:
Expense Example, with Redemption, 1 Year	75
Expense Example, with Redemption, 3 Years	240
Expense Example, with Redemption, 5 Years	419
Expense Example, with Redemption, 10 Years	939
Class E
Expense Example:
Expense Example, with Redemption, 1 Year	64
Expense Example, with Redemption, 3 Years	208
Expense Example, with Redemption, 5 Years	365
Expense Example, with Redemption, 10 Years	$ 820